Non-Current Assets - Plant and Equipment	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Non-Current Assets - Plant and Equipment
NOTE 11.
NON-CURRENT
ASSETS – PLANT AND EQUIPMENT

	Plant and Equipment A$	Computers A$	Furniture and fittings A$	Total A$
At June 30, 2021
Cost or fair value	549,961	98,985	21,552	670,498
Accumulated depreciation	(534,040)	(76,825)	(18,742)	(629,607)

Net book amount	15,921	22,160	2,810	40,891

Fiscal Year ended June 30, 2022
Opening net book amount	15,921	22,160	2,810	40,891
Exchange differences	(504)	(458)	(54)	(1,016)
Additions	2,343	14,671	5,900	22,914
Disposals	—	—	—	—
Depreciation charge	(7,703)	(14,112)	(3,041)	(24,856)

Closing net book amount	10,057	22,261	5,615	37,933

At 30 June 2022
Cost or fair value	535,749	108,827	26,350	670,926
Accumulated depreciation	(525,692)	(86,566)	(20,735)	(632,993)

Net book amount	10,057	22,261	5,615	37,933

Fiscal Year ended June 30, 2023
Opening net book amount	10,057	22,261	5,615	37,933
Exchange differences	631	169	452	1,252
Additions	60,305	18,140	4,290	82,735
Disposals	—	(1,427)	—	(1,427)
Depreciation charge	(19,222)	(14,750)	(3,377)	(37,349)

Closing net book amount	51,771	24,393	6,980	83,144

At June 30, 2023
Cost or fair value	506,059	182,397	39,394	727,850
Accumulated depreciation	(454,288)	(158,004)	(32,414)	(644,706)

Net book amount	51,771	24,393	6,980	83,144